Small Company Value Trust Expense Example - Small Company Value Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,476
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,701
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,419